Revenues	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenues
10.	Revenues
The amounts in the accompanying unaudited interim condensed consolidated statements of operations are analyzed as follows:

	Six-month period ended June 30, 2024	Six-month period ended June 30, 2025
Time charter revenues	4,890,224	4,462,503
Voyage charter revenues	18,148,252	14,087,390
Other income	580,729	858,112

Total	23,619,205	19,408,005
The Company generates its revenues from time charters and voyage charters. A significant portion of the voyage hire is typically paid upon the completion of the voyage.
The amount of revenue earned as demurrage relating to the Company’s voyage charters for the six-month
period ended June 30, 2025 was $645,164 and is included within “Voyage charter revenues” in the above table, while for the time charters hire is payable in advance.
As of December 31, 2024 and June 30, 2025, receivables from the Company’s voyage charters amounted to $1,246,222 and $3,732,797, respectively.
As of December 31, 2024 and June 30, 2025, the Company recognized nil and $27,891, respectively, of contract fulfillment costs which mainly represent bunker expenses incurred prior to commencement of loading relating to the Company’s voyage charters. These costs are recorded in “Other current assets” in the unaudited interim condensed consolidated balance sheets.

As of December 31, 2024 and June 30, 2025, revenues relating to undelivered performance obligations of the Company’s voyage charters amounted to $4,825,000 and $437,444, respectively. The Company recognized the undelivered performance obligation as of December 31, 2024 as revenues in the first quarter of 2024. The Company will recognize the undelivered performance obligation as of June 30, 2025 as revenues in the third quarter of 2025.
The Company’s time charters have a duration of up to 2 months. As of June 30, 2025, the time charters under which the Company’s vessels were employed had a remaining term of less than 2 months.